Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 20,291
Credit loss expense	14,874
Write-Offs	(11,336)
Other	442	[1]
Ending balance	23,387
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	673
Credit loss expense	(42)
Write-Offs	0
Other	(36)	[1]
Ending balance	595
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	8,642
Credit loss expense	11,442
Write-Offs	(8,170)
Other	238	[1]
Ending balance	12,152
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,049
Credit loss expense	2,575
Write-Offs	(2,927)
Other	(309)	[1]
Ending balance	3,388
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	6,927
Credit loss expense	899
Write-Offs	(239)
Other	(335)	[1]
Ending balance	$ 7,252

[1]	Other mainly relates to the impact of foreign exchange.